Summary of significant accounting policies and basis of preparation - Identifiable Intangible assets (Details)	12 Months Ended
Dec. 31, 2022
Exclusive license agreement
Summary of significant accounting policies and basis of preparation
Useful life	20 years
Software
Summary of significant accounting policies and basis of preparation
Useful life	5 years
Brand
Summary of significant accounting policies and basis of preparation
Useful life	5 years
Proprietary technology
Summary of significant accounting policies and basis of preparation
Useful life	5 years